RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
NOTE 28. RELATED PARTY TRANSACTIONS
IAS 24 Related Party Disclosures requires that an entity discloses:
(a)Transactions with its related parties; and
(b)Relationships between a parent and its subsidiaries irrespective of whether there have been transactions between them.
Under IAS 24, an entity must disclose information about related party relationships, transactions, and outstanding balances, including commitments, recognized in the consolidated and separate financial statements of a parent or investors with joint control or significant influence over, an investee presented in accordance with IFRS 10 Consolidated Financial Statements.
Under this standard parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions, or one other party controls both. This definition applies to Cibest Corporate Group the cases below:
•Stockholders with ownership interest equal or higher than 20% of the Cibest Corporate Group’s capital:
–Grupo de Inversiones Suramericana S.A.
–Fondo Bancolombia ADR Program.
•Members of Board of Directors and Senior Management, understood as the President and corporate Vice-presidents, as well as their close relatives (spouse and children) and the companies in which they have a participation of 50% or more of the Cibest Corporate Group's capital.
•Associates and joint ventures for which Cibest Corporate Group or any of the subsidiaries of Cibest Corporate Group provide commercial banking services and deposits. For these purposes, all companies in which Cibest Corporate Group has joint control or significant influence have been included. For more information see note 8. Investments in associates and joint control.
Cibest Corporate Group or some of the subsidiaries provide banking and financial services to its related parties in order to satisfy their liquidity needs, and except for the intercompany merger agreement described below, these transactions are conducted on similar terms to third-party transactions and are not individually material. In the case of treasury operations, Cibest Corporate Group operates between its own position and its related parties through transactional channels or systems established for this purpose and under the conditions established by current regulations.
Between the Parent Company and its related parties, during the periods ending at December 31, 2025, 2024 and 2023, there were no:
–Loans that for its contractual terms do not represent a lending transaction.
–Loans with interest rates different from those that are ordinarily paid or charged to third parties under similar conditions of term, risk, etc.
–Operations whose characteristics differ from those carried out with third parties.
–Guarantees, pledges or commitments given or received in respect of the aforementioned transactions.
As of December 31, 2025

	Stockholders with an interest equal or higher than 20% of Grupo Cibest's capital(1)	Directors and senior management	Associates and joint ventures
In millions of COP
Assets
Financial assets investments	3,087	-	49,903
Derivative financial instruments	-	-	7,033
Loans and advances to customers	2,289,836	11,379	211,304
Allowance for loans, advances, and lease losses	(3,494)	(16)	(6,797)
Investment in associates and joint ventures	-	-	3,311,506
Other assets	14,786	20	433,749
Total assets	2,304,215	11,383	4,006,698

Liabilities
Deposits by customers	1,197,768	7,684	148,273
Derivative financial instruments	260	-	54
Other liabilities	2,246	74	77,160
Total liabilities	1,200,274	7,758	225,487

Income
Interest on loans and financial leases	281,048	701	36,819
Valuation on financial instruments	20,761	-	8,571
Fees and commissions income	819,685	55	35,020
Dividends and net income on equity investments	4,057	-	613,583
Derivatives Foreign exchange contracts	89,165	-	18,857
Other operating income	51,596	10	31,098
Net income	1,266,312	766	743,948

Expenses
Interest expenses	86,479	365	5,478
Credit impairment (recovery) charges, net	1,030	5	4,212
Fees and commissions expenses	22,223	-	220,237
Employee benefits(2)	118,554	80	1
Other administrative and general expenses	69,864	2,161	94,386
Total expenses	298,150	2,611	324,314
(1)Includes Grupo Sura conglomerate.
(2)In case of stockholders with an interest equal or higher than 20% of the Cibest Corporate Group capital, this includes the benefits provided to employees for insurance policies; for directors and senior management it corresponds to the benefit of special credit rates for employees.
As of December 31, 2024

	Stockholders with an interest equal or higher than 20% of Grupo Cibest's capital(1)	Directors and senior management	Associates and joint ventures
In millions of COP
Assets
Financial assets investments	1,232	-	49,643
Derivative financial instruments	1,283	729	53
Loans and advances to customers	2,562,324	23,973	294,674
Allowance for loans, advances, and lease losses	(2,759)	(19)	(2,453)
Investment in associates and joint ventures	-	-	2,928,984
Other assets	17,685	16	332,811
Total assets	2,579,765	24,699	3,603,712

Liabilities
Deposits by customers	1,522,278	16,807	242,996
Derivative financial instruments	53,051	183	10,116
Other liabilities	20,044	91	73,838
Total liabilities	1,595,373	17,081	326,950

Income
Interest on loans and financial leases	268,820	1,834	27,177
Valuation on financial instruments	145	-	9,504
Fees and commissions income	750,416	159	18,004
Dividends and net income on equity investments	75	-	30,202
Derivatives Foreign exchange contracts	(68,910)	1,442	(6,797)
Other operating income	43,476	70	47,629
Net income	994,022	3,505	125,719

Expenses
Interest expenses	136,562	876	9,066
Credit impairment (recovery) charges, net	1,566	(29)	2,742
Fees and commissions expenses	477	-	186,384
Employee benefits(2)	105,604	131	-
Other administrative and general expenses	130,571	2,711	77,086
Total expenses	374,780	3,689	275,278
(1)Includes Grupo Sura conglomerate.
(2)In case of stockholders with an interest equal or higher than 20% of the Cibest Corporate Group capital, this includes the benefits provided to employees for insurance policies; for directors and senior management it corresponds to the benefit of special credit rates granted to employees.
As of December 31, 2023

	Stockholders with an interest equal or higher than 20% of Grupo Cibest’s capital(1)	Directors and senior management	Associates and joint ventures
In millions of COP
Assets
Financial assets investments	6,050	-	54,001
Derivative financial instruments	48,747	—	7,297
Loans and advances to customers	1,850,407	22,437	271,676
Allowance for loans, advances and lease losses	(1,455)	(50)	(760)
Investment in associates and joint ventures	-	-	2,997,603
Other assets(2)	17,951	18	271,263
Total assets	1,921,700	22,405	3,601,080

Liabilities
Deposits by customers	1,434,117	16,312	141,853
Derivative financial instruments	14	209	1,068
Other liabilities	23,070	59	70,387
Total liabilities	1,457,201	16,580	213,308

Income
Interest on loans and financial leases	157,451	1,783	27,925
Valuation on financial instruments	97	-	11,998
Fees and commissions income	744,000	98	14,647
Dividends and net income on equity investments(2)	213	-	109,563
Derivatives Foreign exchange contracts	63,060	(218)	27,174
Other operating income	48,531	9	9,806
Net income	1,013,352	1,672	201,113

Expenses
Interest expenses	181,085	1,038	8,261
Credit impairment (recovery) charges, net	(8,307)	4	(1,193)
Fees and commissions expenses	590	-	152,563
Employee benefits(3)	89,199	93	-
Other administrative and general expenses	159,184	2,492	23,644
Total expenses	421,751	3,627	183,275
(1)Includes Grupo Sura conglomerate.
(2)Includes impairment of associates and joint ventures mainly in Tuya S.A.
(3)In case of stockholders with an interest equal or higher than 20% of Cibest Corporate Group’s capital, includes the benefit provided to employees for insurance policies and for directors and senior management corresponds to the benefit of special credit rates granted to employees.
During the years ending December 31, 2025, 2024 and 2023, Cibest Corporate Group paid fees to the directors of COP 1,945, COP 2,474 and COP 2,306, respectively, as compensation for attending meetings of the Board and its Committees.
The payments to senior management in the same periods were COP 25,822, COP 20,327 and COP 18,387 for short-term retributions and COP 283, COP 643 and COP 312 for long-term retributions. In addition, there were payments for post-employment benefits of COP 1,176 in 2025, COP 980 in 2024 and 827 in 2023.
The Parent Company, which is also the ultimate parent company, is Grupo Cibest S.A. Transactions between companies included in consolidation, described in the significant accounting policies, see Note 2.C.1 Subsidiaries, meet the definition of related party transactions and were eliminated from the consolidated financial statements.